ACCOUNTS RECEIVABLE - NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE - NET

NOTE 13. ACCOUNTS RECEIVABLE – NET

Accounts receivable consist of the following:

	December 31
(in US$ thousands)	2010	2011
Accounts receivable	$10,348	$9,045
Less: Allowance for doubtful accounts	(842)	(2,594)

	$9,506	$6,451

The following is a reconciliation of changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2009, 2010 and 2011:

(in US$ thousands)	2009	2010	2011
Balance at beginning of year	$254	$200	$842
Additions: Provision for bad debt expense	158	156	1,820
Less: Write-offs	(216)	(219)	(61)
Acquisition - IAHGames	—	691	—
Translation adjustment	4	14	(7)

Balance at end of year	$200	$842	$2,594